Note 19 - Common Stock (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
	Mar. 11, 2014	Mar. 11, 2014
Stockholders' Equity Note [Abstract]
Stock Issued During Period, Shares, New Issues	11.2
Share Price		$ 1.3435
Proceeds from Issuance of Private Placement	$ 14.5